CONVERTIBLE DEBT (Details)			1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2013 1.125% convertible senior notes USD ($)	Dec. 31, 2013 1.125% convertible senior notes RUB	Dec. 31, 2013 1.125% convertible senior notes USD ($) item	Dec. 31, 2013 1.125% convertible senior notes RUB	Dec. 31, 2013 1.125% convertible senior notes Maximum USD ($)
CONVERTIBLE DEBT
Aggregate principal amount of debt issued and sold			$ 600,000,000	19,719,000,000
Interest rate (as a percent)			1.125%	1.125%	1.125%	1.125%
Additional aggregate principal amount of debt that can be purchased under right granted to initial purchasers							90,000,000
Initial conversion rate			0.01944	0.01944
Initial conversion price (in dollars per share)			$ 51.45		$ 51.45
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes					20	20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes					30	30
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes					130.00%	130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period					5 days	5 days
Number of consecutive trading days before five consecutive business days during the note measurement period					10 days	10 days
Principal amount used for debt instrument conversion ratio			1,000		1,000
Percentage of the trading price to the product of the last reported sale price of the entity's common stock and the conversion rate (as a percent)							98.00%
Net proceeds from the sale of Notes			596,300,000	19,518,000,000
Debt issuance costs			6,100,000	201,000,000
Debt issuance costs allocated to additional paid-in capital			1,000,000	33,000,000
Debt issuance costs deferred to be amortized to interest expense over the term of Notes			5,100,000	168,000,000	5,100,000	168,000,000
Unamortized deferred issuance costs			5,100,000	166,000,000	5,100,000	166,000,000
Carrying value of the liability component of debt			503,400,000	16,475,000,000	503,400,000	16,475,000,000
Discount rate for computing present value of the liability component (as a percent)			4.84%	4.84%
Value of equity component of debt			99,100,000	3,245,000,000	99,100,000	3,245,000,000
Carrying value of the Notes
1.125% Convertible Senior Notes due December 2018			600,000,000	19,638,000,000	600,000,000	19,638,000,000
Unamortized debt discount			(98,000,000)	(3,209,000,000)	(98,000,000)	(3,209,000,000)
Total convertible debt	502,000,000	16,429,000,000	502,000,000	16,429,000,000	502,000,000	16,429,000,000
Term of debt			5 years	5 years
Interest expense					$ 800,000	25,000,000
Effective interest rate on the liability component (as a percent)					5.00%	5.00%